Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Innovative Payment Solutions, Inc.
Entity Central Index Key	0001591913
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	NV
Entity Small Business	true
Entity Emerging Growth Company	false